Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of consolidated balance sheets
	As of August 31, 2022
	Other entities that are	WFOE that is the primary beneficiary	VIE and its	Meta Data	Consolidated
	consolidated	of the VIE	subsidiaries	Ltd.	total
	RMB	RMB	RMB	RMB	RMB
Intercompany receivables	22,734	-	-	173,602	196,336
Current assets excluding intercompany receivables	200,902	18,354	106,629	15,669	341,554
Current assets	223,636	18,354	106,629	189,271	537,890
Non-current assets excluding investment in subsidiaries	-	-	-	-
Non-current assets	-	-	-	-	-
Total assets	223,636	18,354	106,629	189,271	537,890
Intercompany payables	196,336	-	-	-	196,336
Current liabilities excluding intercompany payables	25,979	18,264	4,939,851	499,785	5,483,879
Current liabilities	222,315	18,264	4,939,851	499,785	5,680,215
Non-current liabilities	-	-	-	241,115	241,115
Total liabilities	222,315	18,264	4,939,851	740,900	5,921,330
Total shareholders’ equity (net assets)	1,321	90	(4,833,222)	(551,629)	(5,383,440)

	As of August 31, 2021
	Other entities that are	WFOE that is the primary beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Intercompany receivables	3,670,240	3,608,176	6,275,233	2,081,389	-
Current assets excluding intercompany receivables	6,239	59,187	293,021	107,771	466,218
Current assets	3,676,479	3,667,363	6,568,254	2,189,160	466,218
Non-current assets excluding investment in subsidiaries	191	15,038	21,726	-	36,955
Non-current assets	191	15,038	21,726	-	36,955
Total assets	6,430	74,225	314,747	107,771	503,173
Intercompany payables	5,301,895	3,208,560	6,878,456	246,127	-
Current liabilities excluding intercompany payables	3,613	4,370	4,295,643	413,951	4,717,577
Current liabilities	5,305,508	3,212,930	11,174,099	660,078	4,717,577
Non-current liabilities	22,643	-	158,084	226,114	406,841
Total liabilities	26,256	4,370	4,453,727	640,065	5,124,418
Total shareholders’ equity (net assets)	(19,826)	69,855	(4,138,980)	(532,294)	(4,621,245)

Schedule of consolidated statements of operations and comprehensive income (loss)
	For the years ended August 31, 2022
		WFOE
	Other entities	that is the primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Net revenues	14,605	-	-	-	14,605
Cost of revenues	(12,787)	-	-	-	(12,787)
Gross profit	1,818	-	-	-	1,818
Operating expenses	(418)	-	-	(367,698)	(368,116)
Income (loss) from operations	1,400	-	-	(367,698)	(366,298)
Other expenses	(79)	-	-	(50,930)	(51,009)
Income (loss) before income taxes	1,321	-	-	(418,628)	(417,307)
Provision for income taxes	-	-	-	-	-
Net income (loss) from continuing operations	1,321	-	-	(418,628)	(417,307)

Net income (loss) from discontinuing operations	-	(470,413)	(312,272)	-	(782,685)

	For the years ended August 31, 2021
		WFOE
	Other entities	that is the primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Net revenues	-	-	-	-	-
Cost of revenues	-	-	-	-	-
Gross profit	-	-	-	-	-
Operating expenses	-	-	-	(62,602)	(62,602)
Income (loss) from operations	-	-	-	(62,602)	(62,602)
Other expenses	-	-	-	(47,312)	(47,312)
Income (loss) before income taxes	-	-	-	(109,914)	(109,914)
Provision for income taxes	-	-	-	-	-
Net income (loss) from continuing operations	-	-	-	(109,914)	(109,914)
Net income (loss) from discontinuing operations	(2,442)	(165,383)	(4,747,755)	-	(4,915,580)

Schedule of consolidated statements of cash flows
	For the years ended August 31, 2022
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Net cash provided by (used in) operating activities from continuing operations	200,902	-	-	(253,029)	(52,127)
Net cash provided by (used in) operating activities from discontinuing operations	-	(53,524)	(196,293)	-	(249,817)
Net cash used in investing activities from continuing operations			-	58,965	58,965
Net cash used in investing activities from discontinuing operations			20,750	-	20,750
Net cash provided by (used in) financing activities from continuing operations	-	-	-	211,361	211,361
Net cash provided by (used in) financing activities from discontinuing operations	-	-	(55,110)	-	(55,110)
Effect of exchange rate changes on cash and restricted cash from continuing operations	-	-	-	(54,983)	(54,983)
Effect of exchange rate changes on cash and restricted cash from discontinuing operations	-	-	49,622	-	49,622
Net increase (decrease) in cash and restricted cash	200,902	(53,524)	(181,031)	(37,686)	(71,339)
Cash and restricted cash from continuing and discontinued operations, beginning of year	-	57,926	287,521	39,196	384,643
Cash and restricted cash from continuing and discontinued operations, end of year	200,902	4,402	106,490	1,510	313,304

	For the years ended August 31, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Net cash provided by (used in) operating activities from continuing operations	-	-	-	(54,033)	(54,033)
Net cash provided by (used in) operating activities from discontinuing operations	(1,167)	29,266	164,277	-	192,376
Net cash used in investing activities from continuing operations	-	-	-	219,010	219,010
Net cash used in investing activities from discontinuing operations	-	15	(366,972)	-	(366,957)
Net cash provided by (used in) financing activities from continuing operations	-	-	-	(483,965)	(483,965)
Net cash provided by (used in) financing activities from discontinuing operations	-	-	(451,225)	-	(451,225)
Effect of exchange rate changes on cash and restricted cash from continuing operations	-	-	-	(15,848)	(15,848)
Effect of exchange rate changes on cash and restricted cash from discontinuing operations	-	-	-	-	-
Net increase (decrease) in cash and restricted cash	(1,167)	29,281	(653,920)	(334,836)	(960,642)
Cash and restricted cash from continuing and discontinued operations, beginning of year	11,677	28,645	930,931	374,032	1,345,285
Cash and restricted cash from continuing and discontinued operations, end of year	10,510	57,926	277,011	39,196	384,643

Schedule of estimated useful lives of the property and equipment
Category	Estimated Useful Lives
Furniture	3-5 years
Electronic equipment	3 years
Vehicles	4-5 years
Buildings	20 years
Leasehold improvement	Over the shorter of the lease term or the estimated useful lives

Schedule of disaggregation of revenues
Disaggregation of net revenues	For the year ended August 31, 2022 RMB
AIE services	12,194
AIU services	2,411
14,605